INFORMATION PROVIDED IN CONNECTION WITH OUTSTANDING DEBT (Details 2) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Nov. 30, 2011	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Change in fair value of ML III										$ (646)	$ 1,792	$ 419
Other income										64,903	75,745	75,028
Total revenues		17,419	12,719	16,680	17,439	21,203	19,456	18,318	18,560	64,257	77,537	75,447
Expenses:
Interest expense on FRBNY Credit Facility										70	4,028	10,292
Other interest expense										3,801	3,953	4,066
Net losses on extinguishment of debt	(484)	(484)		79	3,313	104				2,908	104
Other expenses										58,379	49,786	75,531
Total benefits, claims and expenses										65,158	57,871	89,889
Income (loss) from continuing operations before income tax expense (benefit)										(901)	19,666	(14,442)
Income tax expense (benefit)										(19,764)	6,736	(2,055)
Income (loss) from continuing operations										18,863	12,930	(12,387)
Income (loss) from discontinued operations		140	(221)	(37)	2,585	3,574	(1,869)	(2,645)	295	2,467	(645)	2,661
Net income (loss)		21,602	(3,826)	2,053	1,501	14,387	(2,225)	(2,321)	2,444	21,330	12,285	(9,726)
Less: Net income (loss) from continuing operations attributable to noncontrolling interests:
Nonvoting, callable, junior and senior preferred interests		96	145	141	252	403	388	508	519	634	1,818	140
Other		27	19	64	(55)	112	104	20	119	55	355	(1,576)
Total net income (loss) from continuing operations attributable to noncontrolling interests		123	164	205	197	515	492	528	638	689	2,173	(1,436)
Income from discontinued operations attributable to noncontrolling interests										19	54	72
Total net income (loss) attributable to noncontrolling interests										708	2,227	(1,364)
Net income (loss) attributable to AIG		21,479	(3,990)	1,836	1,297	13,853	(2,729)	(2,862)	1,796	20,622	10,058	(8,362)
AIG
Revenues:
Equity in earnings of consolidated subsidiaries										6,260	21,385	(226)
Change in fair value of ML III										(723)		(1,401)
Other income										1,088	3,046	4,166
Total revenues										6,625	24,431	2,539
Expenses:
Interest expense on FRBNY Credit Facility										72	4,107	10,381
Other interest expense										2,845	2,279	2,496
Net losses on extinguishment of debt										2,847	104
Other expenses										867	1,664	1,637
Total benefits, claims and expenses										6,631	8,154	14,514
Accrued and compounding interest										24	636	2,022
Income (loss) from continuing operations before income tax expense (benefit)										(6)	16,277	(11,975)
Income tax expense (benefit)										(19,695)	5,402	(2,798)
Income (loss) from continuing operations										19,689	10,875	(9,177)
Income (loss) from discontinued operations										933	(817)	815
Net income (loss)										20,622	10,058	(8,362)
Less: Net income (loss) from continuing operations attributable to noncontrolling interests:
Net income (loss) attributable to AIG										20,622	10,058	(8,362)
Intercompany income										489	2,600	3,400
Intercompany expense										700	28	27
SAFG, Inc.
Revenues:
Equity in earnings of consolidated subsidiaries										159	1,695	(366)
Other income										1,616	246	199
Total revenues										1,775	1,941	(167)
Expenses:
Other interest expense										281	378	355
Total benefits, claims and expenses										281	378	355
Income (loss) from continuing operations before income tax expense (benefit)										1,494	1,563	(522)
Income tax expense (benefit)										(103)	(101)	(7)
Income (loss) from continuing operations										1,597	1,664	(515)
Net income (loss)										1,597	1,664	(515)
Less: Net income (loss) from continuing operations attributable to noncontrolling interests:
Net income (loss) attributable to AIG										1,597	1,664	(515)
Other Subsidiaries
Revenues:
Change in fair value of ML III										77	1,792	1,820
Other income										63,388	75,111	74,100
Total revenues										63,465	76,903	75,920
Expenses:
Other interest expense										1,864	3,950	4,652
Net losses on extinguishment of debt										61
Other expenses										57,512	48,122	73,894
Total benefits, claims and expenses										59,437	52,072	78,546
Income (loss) from continuing operations before income tax expense (benefit)										4,028	24,831	(2,626)
Income tax expense (benefit)										34	1,435	750
Income (loss) from continuing operations										3,994	23,396	(3,376)
Income (loss) from discontinued operations										1,536	251	1,935
Net income (loss)										5,530	23,647	(1,441)
Less: Net income (loss) from continuing operations attributable to noncontrolling interests:
Nonvoting, callable, junior and senior preferred interests												96
Other										55	355	(1,576)
Total net income (loss) from continuing operations attributable to noncontrolling interests										55	355	(1,480)
Income from discontinued operations attributable to noncontrolling interests										19	54	72
Total net income (loss) attributable to noncontrolling interests										74	409	(1,408)
Net income (loss) attributable to AIG										5,456	23,238	(33)
Reclassifications and Eliminations
Revenues:
Equity in earnings of consolidated subsidiaries										(6,419)	(23,080)	592
Other income										(1,189)	(2,658)	(3,437)
Total revenues										(7,608)	(25,738)	(2,845)
Expenses:
Interest expense on FRBNY Credit Facility										(2)	(79)	(89)
Other interest expense										(1,189)	(2,654)	(3,437)
Total benefits, claims and expenses										(1,191)	(2,733)	(3,526)
Income (loss) from continuing operations before income tax expense (benefit)										(6,417)	(23,005)	681
Income (loss) from continuing operations										(6,417)	(23,005)	681
Income (loss) from discontinued operations										(2)	(79)	(89)
Net income (loss)										(6,419)	(23,084)	592
Less: Net income (loss) from continuing operations attributable to noncontrolling interests:
Nonvoting, callable, junior and senior preferred interests										634	1,818	44
Total net income (loss) from continuing operations attributable to noncontrolling interests										634	1,818	44
Total net income (loss) attributable to noncontrolling interests										634	1,818	44
Net income (loss) attributable to AIG										$ (7,053)	$ (24,902)	$ 548